Cash and Bank Balances (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Cash and bank balances
Cash in hand	$ 6,597	$ 1,495
Cash at banks	370,171	1,536,852
Total	$ 376,768	$ 1,538,347